Business combination (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Seamex's identifiable assets acquired and liabilities assumed as at acquisition date
The following is a summary of SeaMex's identifiable assets acquired and liabilities assumed as at acquisition date:

(In $ millions)	As at acquisition
Carrying amounts of major classes of assets
Cash and cash equivalents	41
Restricted cash	21
Accounts receivable, net	316
Intangible drilling contracts	172
Drilling units	216
Other assets	17
Total assets	783
Carrying amounts of major classes of liabilities
Amounts due to related parties	133
Long-term debt	234
Other liabilities	88
Total liabilities	455
Net asset acquired	328

Schedule of Seamex's operation results since the acquisition date included in discontinued operations	The following is a summary of SeaMex's results since the acquisition date included in the discontinued operations for periods covered by the report.

(In $ millions)	Period from January 1, 2022 through January 20, 2022	Period from November 2, 2021 through December 31, 2021
Results from business combination
Operating revenues
Contract revenues	12	36
Total operating revenues	12	36
Operating expenses
Vessel and rig operating expenses	(7)	(25)
Selling, general and administrative expenses	(1)	(2)
Total operating expenses	(8)	(27)
Operating profit	4	9
Financial and non-operating items
Interest expense	(1)	(4)
Others	(1)	(1)
Total financial items	(2)	(5)
Income before tax	2	4
Income tax benefit	(1)	2
Income after tax	1	6